UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Footprints Discover Value Fund

(DVALX)

ANNUAL REPORT

NOVEMBER 30, 2021

                                                               Series Trust

I’m pleased to announce that 2021 was another exciting year for the Fund, returning 53.15%. Despite significant headwinds that persisted throughout much of the year, the Fund was able to successfully navigate the market landscape and finish the year strong marking 2 consecutive years of positive growth.

As we look ahead to 2022, we are excited for the opportunities that lie ahead and we are eager to build upon recent successes. We feel that our investment philosophy has a strong tailwind, with a number of portfolio companies coming into favor.

Below is a summary of select portfolio companies:

MBIA (MBI) was a great contributor to 2021 performance and has followed through with resilient strength entering 2022. Puerto Rico, which has been a substantial overhang on the stock price since declaring bankruptcy in May 2017, recently received final approval from a federal judge to emerge from bankruptcy in a stronger financial position – a positive for MBI and the other municipal bond insurers.

American Superconductor (AMSC) made 2 strategic acquisitions last year to expand the breadth of their product line and commissioned their state-of-the-art Resilient Electric Grid System in downtown Chicago – a great accomplishment for AMSC. We believe 2022 will be a bright year for AMSC as synergies are recognized from acquired Neeltran and Northeast Power Systems as well as additional utilities looking to integrate AMSC’s suite grid solutions.

Enovix Corporation (ENVX) completed its reverse merger with Rodgers Silicon Value Acquisition Corporation in June and management has been aggressively working to scale manufacturing capacity to meet demand. We are excited for the future of ENVX as we believe 2022 marks the beginning of several years of robust growth as the company executes on its strategic plan and market adoption of their industry leading lithium ion battery.

Thank you for your continued support and we hope you share in our excitement for 2022 and the years ahead.

To a prosperous year,

Steve Lococo

Founder & President

Footprints Discover Value Fund

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FOOTPRINTS DISCOVER VALUE FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2021

FUND/INDEX	1 Year	SINCE INCEPTION*	VALUE
Footprints Discover Value Fund (with sales load)	44.30%	-0.83%	$ 9,677
Footprints Discover Value Fund (without sales load)	53.15%	0.67%	$ 10,268
S&P 500 Index	27.92%	16.61%	$ 18,295

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 26, 2017

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2017(commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call 1-877-328-5468 for the most current performance data.

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) is 5.75%.

The Fund imposes a 1.00% redemption fee on shares redeemed within 90 days.

The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

The Fund's total annual operating expenses before fee waivers, per the March 30, 2021 prospectus, are 4.53%. After fee waivers, the Fund's total annual operating expenses are 1.96%.

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FOOTPRINTS DISCOVER VALUE FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

The following chart gives a breakdown of the Fund’s investments as of November 30, 2021.

Sectors are based on Morningstar® classifications.

Excludes written options.

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FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2021

Shares		Value

COMMON STOCKS - 76.30%

Cigarettes - 3.02%
2,250	Altria Group, Inc.	$ 95,940

Miscellaneous Electrical Machinery, Equipment & Supplies - 11.00%
10,000	Enovix Corp. * †	350,000

Motors & Generators - 11.59%
28,800	American Superconductor Corp. *	368,640

Oil & Gas Field Exploration Services - 3.83%
70,000	ION Geophysical Corp. *	121,800

Oil & Gas Services & Equipment - 4.26%
451,699	Western Energy Services Corp. (Canada) * ˄	135,510

Radio & TV Broadcasting & Communications Equipment - 9.25%
6,000	EchoStar Corp. Class A * †	164,220
175,500	Seachange International, Inc. *	130,081
		294,301
Retail - Food Stores - 15.60%
138,200	DavidsTea, Inc. (Canada) *	496,138

Semiconductors & Related Devices - 2.32%
12,500	Applied Optoelectronics, Inc. *	73,875

Services - Detective, Guard & Armored Car Services - 4.15%
15,900	ADT, Inc.	132,129

Surety Insurance - 6.14%
16,600	MBIA, Inc. *	195,216

Telephone Communications (No Radio Telephone) - 5.14%
13,260	Lumen Technologies, Inc.	163,628

TOTAL FOR COMMON STOCKS (Cost $2,189,724) - 76.30%		2,427,177

WARRANT - 3.62%

Miscellaneous Electrical Machinery, Equipment & Supplies - 3.62%
5,000	Enovix Corp. (expires 7/13/2026, exercise price $6.82, notional value $34,100) *	115,000

TOTAL FOR WARRANT (Cost $0) - 3.62%		115,000

The accompanying notes are an integral part of these financial statements.

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FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2021

Shares		Value

MONEY MARKET FUND - 23.04%
733,024	First American Government Obligations Fund Class X, 0.03% **	$ 733,024
TOTAL FOR MONEY MARKET FUND (Cost $733,024) - 23.04%		733,024

TOTAL INVESTMENTS (Cost $2,922,748) - 102.96%		3,275,201

INVESTMENTS IN WRITTEN OPTIONS (Premiums Received $38,410) - (2.01)%		(63,800)

LIABILITIES LESS OTHER ASSETS, NET - (0.95)%		(30,307)

NET ASSETS - 100.00%		$ 3,181,094

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at November 30, 2021.

† All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $514,220 representing 16.16% of net assets.

˄ Level 2 security

The accompanying notes are an integral part of these financial statements.

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FOOTPRINTS DISCOVER VALUE FUND

SCHEDULE OF WRITTEN OPTIONS

NOVEMBER 30, 2021

CALL OPTIONS - (2.01)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

EchoStar Corp. Class A	Susquehanna	(60)	$ (180,000)	$ 30.00	1/21/2022	$ (4,800)

Enovix Corp.	Susquehanna	(100)	(300,000)	30.00	12/17/2021	(59,000)

Total Call Options (Premiums Received $38,410) - (2.01)%						$(63,800)

TOTAL WRITTEN OPTIONS (Premiums Received $38,410) - (2.01)%						$(63,800)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at November 30, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

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FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2021

Assets:
Investments at Value (Cost $2,922,748)	$ 3,275,201
Cash	500
Receivables:
Dividends and Interest	3,332
Due From Adviser	2,042
Prepaid Expenses	170
Total Assets	3,281,245
Liabilities:
Investments in Written Options (Premiums Received $38,410)	63,800
Administrative Fees	600
Chief Compliance Officer Fees	500
Distribution (12b-1) Fees	18,045
Trustee Fees	976
Transfer Agent and Accounting Fees	2,500
Other Accrued Expenses	13,730
Total Liabilities	100,151
Net Assets	$ 3,181,094

Net Assets Consist of:
Paid-In Capital	$ 3,980,536
Accumulated Deficit	(799,442)
Net Assets, for 353,667 Shares Outstanding	$ 3,181,094

Net Asset Value and Offering Price Per Share	$ 8.99

Minimum Redemption Price Per Share *	$ 8.90

Maximum Offering Price Per Share **	$ 9.54

* The Fund will impose a 1.00% redemption fee if shares are sold within 90 days.

** The maximum sales charge on the sale of Fund shares is 5.75%.

The accompanying notes are an integral part of these financial statements.

Annual Report | 7

FOOTPRINTS DISCOVER VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2021

Investment Income:
Dividends, net of foreign tax withholdings of $476	$ 24,502
Interest	192
Total Investment Income	24,694

Expenses:
Advisory	30,857
Transfer Agent & Accounting	21,652
Legal	31,047
Audit	12,501
Distribution (12b-1) Fees	7,714
Registration	6,143
Custody	6,982
Chief Compliance Officer	4,499
Administrative	4,715
Trustee	2,385
Miscellaneous	2,240
Insurance	356
Printing and Mailing	353
Total Expenses	131,444
Advisory Fees Waived and Expenses Reimbursed	(71,272)
Net Expenses	60,172

Net Investment Loss	(35,478)

Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net Realized Gain on Written Options	424,875
Net Realized Gain on Investments	42,655
Net Change in Unrealized Depreciation on Written Options	(25,390)
Net Change in Unrealized Appreciation on Investments	782,795
Realized and Unrealized Gain on Investments and Written Options	1,224,935

Net Increase in Net Assets Resulting from Operations	$1,189,457

The accompanying notes are an integral part of these financial statements.

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FOOTPRINTS DISCOVER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2021	11/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (35,478)	$ (15,345)
Net Realized Gain (Loss) on Investments and Written Options	467,530	(1,299,756)
Net Change in Unrealized Appreciation on Investments and Written Options	757,405	1,273,193
Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,457	(41,908)

Distributions to Shareholders:
Distributions	-	(14,894)
Total Dividends and Distributions Paid to Shareholders	-	(14,894)

Capital Share Transactions	(264,487)	(491,066)

Total Increase (Decrease)	924,970	(547,868)

Net Assets:
Beginning of Year	2,256,124	2,803,992

End of Year	$ 3,181,094	$ 2,256,124

The accompanying notes are an integral part of these financial statements.

Annual Report | 9

FOOTPRINTS DISCOVER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period or year.

	Years Ended			Period Ended	(c)
	11/30/2021	11/30/2020	11/30/2019	11/30/2018

Net Asset Value, at Beginning of Period/Year	$ 5.87	$ 5.73	$ 8.40	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.10)	(0.03)	0.03	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.22	0.20	(1.78)	(1.58)
Total from Investment Operations	3.12	0.17	(1.75)	(1.60)

Redemption Fees ***	-	-	-	-

Distributions:
Net Investment Income	-	(0.03)	-	-
Realized Gains	-	-	(0.92)	-
Total from Distributions	-	(0.03)	(0.92)	-

Net Asset Value, at End of Period/Year	$ 8.99	$ 5.87	$ 5.73	$ 8.40

Total Return **	53.15%	2.96%	(22.48)%	(16.00)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,181	$ 2,256	$ 2,804	$ 3,867
Before Waiver
Ratio of Expenses to Average Net Assets	4.26%	4.52%	3.51%	3.14%	(a)
Ratio of Net Investment Loss to Average Net Assets	(3.46)%	(3.27)%	(1.05)%	(1.40)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.15)%	(0.70)%	0.51%	(0.21)%	(a)
Portfolio Turnover	31.98%	44.48%	105.39%	154.25%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any. Total Return does not reflect sales load. Returns would have been lower had the Adviser not reimbursed expenses/waived fees during the period.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.

(a) Annualized.

(b) Not Annualized.

(c) For the period December 26, 2017 (commencement of investment operations) through November 30, 2018.

The accompanying notes are an integral part of these financial statements.

Annual Report | 10

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2021

NOTE 1. ORGANIZATION

The Footprints Discover Value Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 26, 2017.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Footprints Asset Management & Research, Inc. (the "Advisor").

The Fund seeks total return from capital appreciation and income.

NON-DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The Fund's performance may be affected disproportionately by the performance of relatively few stocks. In addition, the volatility of the Fund may be greater than the overall volatility of the market.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies including FASB Accounting Standards Update ("ASU") 2013-08."

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses. The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-

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FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

dividend date. Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAX: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the return filed for the open tax years (2018-2020) or expected to be taken in the Fund’s 2021 tax return. The Fund identifies it’s major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2021, the Fund did not incur any interest or penalties.

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FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee is applied uniformly in all cases. There were no redemption fees collected by the Fund during the year ended November 30, 2021.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SALES CHARGES: There is a 5.75% maximum initial sales charge if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. During the year ended November 30, 2021, there were no sales charges collected from shareholders.

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FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight. In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in inactive markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (options and warrants). Derivative transactions that are actively traded, and valuation adjustments that are not applied, are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date. If the last sales price is not available then the options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized as Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities
(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,291,667	$ 135,510	$ -	$ 2,427,177
Warrant	115,000	-	-	115,000
Money Market Fund	733,024	-	-	733,024
Total	$ 3,139,691	$ 135,510	$ -	$ 3,275,201

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FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

Investments in Options Written	Level 1	Level 2	Level 3	Total
(Liabilities)
Options Written	$ (63,800)	$ -	$ -	$ (63,800)
Total	$ (63,800)	$ -	$ -	$ (63,800)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the year ended November 30, 2021. There were no transfers into or out of Level 1 and 2 during the year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the "Agreement").  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio. The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement. For the year ended November 30, 2021, the Advisor earned advisory fees of $30,857. During the same period, the Advisor waived advisory fees of $30,857 and reimbursed the Fund additional expenses of $40,415. As of November 30, 2021, the Advisor owed the Fund $2,042 for expense reimbursement in connection with the expense limitation agreement.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until March 31, 2022, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.95% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days' written notice to the Advisor. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the

Annual Report | 16

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

Advisor, as of the date such fees were waived, through November 30, 2024, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2022	$53,381
November 30, 2023	$56,151
November 30, 2024	$71,272

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant. MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The Fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund.  The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million. For the year ended November 30, 2021, MSS earned $21,652 from the Fund for transfer agent and accounting services. As of November 30, 2021, the Fund owed MSS $2,500 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund. For the year ended November 30, 2021, Empirical earned $9,214 for these services. As of November 30, 2021, the Fund owed Empirical $1,100.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter. For the year ended November 30, 2021, the Underwriter earned $2,118 for its services which were paid by the Fund.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay the Advisor and/or the Underwriter for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets. The Plan is a compensation style plan which means the Fund accrues expenses and pays the Advisor and/or the Underwriter based upon the percentage described above rather than on actual expenses incurred by the Advisor and/or the Underwriter.

Subject to the oversight of the Trustees, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following: (a) payments, including incentive

Annual Report | 17

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the year ended November 30, 2021, the Fund incurred distribution fees under the Plan of $7,714.

NOTE 5. BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Paid in capital as of November 30, 2021 was $3,980,536.

Annual Report | 18

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

Transactions in shares of beneficial interest were as follows:

	For the year ended November 30, 2021		For the year ended November 30, 2020
	Shares	Capital	Shares	Capital
Shares sold	5,535	$ 47,589	33,968	$ 186,732
Shares reinvested	-	-	2,586	14,894
Shares redeemed	(36,500)	(312,076)	(141,510)	(692,692)
Net Increase (Decrease)	(30,965)	$(264,487)	(104,956)	$(491,066)

NOTE 6. DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended November 30, 2021.

Average notional value of:

Written Options

$ 691,413

Warrants

$   17,050

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Advisor consistently assesses the value of existing positions in the Fund.  Generally, the Advisor exercises patience when fundamentals are stable but prices volatile. The Advisor may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for

Annual Report | 19

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

As of November 30, 2021, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Warrant	$ 115,000
Total Assets	$ 115,000

Liabilities	Equity Contracts
Written Call Options	$ (63,800)
Total Liabilities	$ (63,800)

For the year ended November 30, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Net realized gain on:	Equity Contracts	Total
Written Options	$ 424,875	$ 424,875

Net change in unrealized Depreciation on:	Equity Contracts	Total
Warrant	$ 115,000	$ 115,000
Written Options	$ (25,390)	$ (25,390)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01 as of November 30, 2021:

Derivative Liabilities as of November 30, 2021:

Financial Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities
Written Options	$ 63,800	$ 63,800	$ -

Annual Report | 20

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

NOTE 7. INVESTMENT TRANSACTIONS

For the year ended November 30, 2021, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $774,089 and $1,034,760, respectively. For the year ended November 30, 2021, purchases, sales, and expirations of options aggregated $9,229, $472,513 and $0, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

At November 30, 2021, the cost of investments for federal income tax purposes was $2,924,461 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 943,864
Unrealized (depreciation)	(656,925)
Net unrealized appreciation	$ 286,939

The difference between book and tax cost of investments represents the deferral of losses on wash sales.

The Fund recorded a permanent book/tax difference of $35,478 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gain on a tax basis, which is considered to be more informative to shareholders

The Fund’s tax basis net capital gains/(losses) and distributable earnings/(deficit) are determined only at the end of each fiscal year. As of November 30, 2021 the components of Accumulated Deficit on a tax basis were as follows:

Net unrealized appreciation

$      286,939

Capital loss carry forward – Long-term (non-expiring)

   (1,086,381)

Accumulated Deficit

                $     (799,442)

There were no distributions paid during the year ended November 30, 2021.

Annual Report | 21

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

For the year ended November 30, 2020, there was an ordinary income distribution of $14,894 paid.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 11.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Annual Report | 22

FOOTPRINTS DISCOVER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2021

NOTE 12.  SUBSEQUENT EVENTS

The Fund is required to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

Annual Report | 23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  To the Shareholders and Board of Trustees

  of the Footprints Discover Value Fund, a series of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Footprints Discover Value Fund (the “Fund”) a series of MSS Series Trust, including the schedules of investments and written options, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period December 26, 2017 (commencement of investment operations) through November 30, 2018 and for each of the three years in the period ended November 30, 2021.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Footprints Discover Value Fund, a series of MSS Series Trust, as of November 30, 2021, the results of its operations for the year then ended, the changes in net assets  and financial highlights for the period December 26, 2017 (commencement of investment operations) through November 30, 2018 and each of the three years in the period ended November 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the

Funds in the MSS Series Trust since 2007

Abington, Pennsylvania

January 25, 2022

Annual Report | 24

FOOTPRINTS DISCOVER VALUE FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees, sales loads and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2021 through November 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2021	November 30, 2021	June 1, 2021 to November 30, 2021

Actual	$1,000.00	$1,012.39	$9.84
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.29	$9.85

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report | 25

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

  Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-328-5468 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-877-328-5468.

For More Information

Several additional sources of information are available to you.  The Fund’s Prospectus and Statement of Additional Information ("SAI"), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual reports will, and the semi-annual reports may, contain management's discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-877-328-5468 to request free copies of the Prospectus and SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site www.footprintsfund.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

Annual Report | 26

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2021 (UNAUDITED)

During the fiscal year ended November 30, 2021, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Management Agreement Renewal

At its meeting held on September 23, 2021, the Board of Trustees (the “Board”) of MSS Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Footprints Asset Management & Research, Inc. (“Footprints”) with respect to the Fund.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with its deliberations regarding the approval of the Management Agreement, the Board reviewed the materials prepared by Footprints.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Trustees considered the Adviser's investment philosophy, strategies and implementation process.  The Trustees reviewed the background information on the investment personnel responsible for servicing Footprints Discover Value Fund, noting with satisfaction the personnel’s career accomplishments. The Trustees recognized that Footprints had taken significant steps to correct its previous compliance issues, including hiring a CCO.

Performance.  The Trustees considered that the Fund’s strategy. They noted that Footprints used both qualitative and quantitative elements of fundamental analysis to identify securities currently discounted by the market such as those selling below the replacement cost of assets they represent. They noted that the Footprints Fund had outperformed its benchmark, peer group average, and S&P 500 Index for the one year period ended July 31, 2021.They noted that the Fund underperformed for the 3 year and since inception for the same benchmarks.  After further discussion, the Trustees concluded that Footprints has managed the Fund consistent with its investment objective and strategy and that performance was not unreasonable.

Annual Report | 27

FOOTPRINTS DISCOVER VALUE FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2021 (UNAUDITED)

Fees and Expenses.   The Trustees reviewed the Fund’s advisory fee. They acknowledged that the advisory fee with respect to the Fund was 1.00%, which was higher than the adviser selected peer group average of 0.87% but less than the fee changed by the adviser to its other accounts.  They also noted that the advisory fee and net expense ratio were within the overall range of the peer group.  After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by Footprints. They acknowledged that Footprints realized a loss in connection with its relationship to the Fund. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether economies of scale had been realized with respect to the Footprint’s relationship with the Fund. They noted that based on the Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time.

Conclusion.  Having requested and received such information from Footprints as the Board believed to be reasonably necessary to evaluate the terms of the Advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the approval of the Advisory agreement is in the best interests of Trust and the shareholders.

Annual Report | 28

FOOTPRINTS DISCOVER VALUE FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2021 (UNAUDITED)

  The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	7	None

1The “Fund Complex” consists of the MSS Series Trust.

Annual Report | 29

FOOTPRINTS DISCOVER VALUE FUND

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Fund’s transfer agent, fund accountant, and distributor.
2The “Fund Complex” consists of the MSS Series Trust.
Each non-interested Trustee receives $300 per quarterly meeting attended.

Annual Report | 30

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

Footprints Asset Management & Research, Inc.

11422 Miracle Hills Drive, Suite 208

Omaha, NE 68154

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Arbor Court Capital, LLC

Custodian

U.S. Bank, N.A.

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Footprints Discover Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2021

$ 13,000

$ 0

FY 2020

$ 12,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2021

$ 2,000

$ 0

FY 2020

$ 2,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2021

$ 2,000

FY 2020

$ 2,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  February 7, 2022

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  February 7, 2022